Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2011
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	Fair value hierarchy
June 30, 2011 (in millions)	Level 1(h)	Level 2(h)	Level 3(h)	Netting adjustments	Total fair value
Federal funds sold and securities purchased under resale agreements	$—	$21,297	$—	$—	$21,297
Securities borrowed	—	14,833	—	—	14,833
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	22,990	7,747	165	—	30,902
Residential – nonagency	—	2,609	863	—	3,472
Commercial – nonagency	—	881	1,843	—	2,724
Total mortgage-backed securities	22,990	11,237	2,871	—	37,098
U.S. Treasury and government agencies(a)	14,212	9,477	—	—	23,689
Obligations of U.S. states and municipalities	1	6,764	1,855	—	8,620
Certificates of deposit, bankers’ acceptances and commercial paper	—	2,983	—	—	2,983
Non-U.S. government debt securities	23,786	51,652	82	—	75,520
Corporate debt securities	—	41,405	5,606	—	47,011
Loans(b)	—	24,613	11,742	—	36,355
Asset-backed securities	—	3,547	8,319	—	11,866
Total debt instruments	60,989	151,678	30,475	—	243,142
Equity securities	109,389	3,124	1,408	—	113,921
Physical commodities(c)	18,559	2,496	—	—	21,055
Other	—	2,313	908	—	3,221
Total debt and equity instruments(d)	188,937	159,611	32,791	—	381,339
Derivative receivables:
Interest rate	1,021	992,982	5,901	(966,993)	32,911
Credit	—	113,891	15,131	(122,824)	6,198
Foreign exchange	1,581	152,155	4,624	(138,462)	19,898
Equity	45	41,858	5,151	(39,970)	7,084
Commodity	2,403	52,260	3,369	(46,740)	11,292
Total derivative receivables(e)	5,050	1,353,146	34,176	(1,314,989)	77,383
Total trading assets	193,987	1,512,757	66,967	(1,314,989)	458,722
Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	101,787	17,114	—	—	118,901
Residential – nonagency	1	58,928	4	—	58,933
Commercial – nonagency	—	4,932	240	—	5,172
Total mortgage-backed securities	101,788	80,974	244	—	183,006
U.S. Treasury and government agencies(a)	570	4,717	—	—	5,287
Obligations of U.S. states and municipalities	27	11,294	257	—	11,578
Certificates of deposit	—	4,861	—	—	4,861
Non-U.S. government debt securities	19,062	11,754	—	—	30,816
Corporate debt securities	—	55,806	—	—	55,806
Asset-backed securities:
Credit card receivables	—	5,401	—	—	5,401
Collateralized loan obligations	—	118	15,133	—	15,251
Other	—	9,216	269	—	9,485
Equity securities	3,197	38	—	—	3,235
Total available-for-sale securities	124,644	184,179	15,903	—	324,726
Loans	—	535	1,472	—	2,007
Mortgage servicing rights	—	—	12,243	—	12,243
Other assets:
Private equity investments(f)	81	589	8,022	—	8,692
All other	5,100	182	4,449	—	9,731
Total other assets	5,181	771	12,471	—	18,423
Total assets measured at fair value on a recurring basis(g)	$323,812	$1,734,372	$109,056	$(1,314,989)	$852,251
Deposits	$—	$3,925	$863	$—	$4,788
Federal funds purchased and securities loaned or sold under repurchase agreements	—	6,588	—	—	6,588
Other borrowed funds	—	9,623	2,078	—	11,701
Trading liabilities:
Debt and equity instruments(d)	66,374	18,294	197	—	84,865
Derivative payables:
Interest rate	983	959,804	2,784	(946,265)	17,306
Credit	—	115,076	10,398	(120,596)	4,878
Foreign exchange	1,537	146,578	5,160	(134,260)	19,015
Equity	51	38,237	8,354	(35,212)	11,430
Commodity	2,318	51,353	4,643	(47,275)	11,039
Total derivative payables(e)	4,889	1,311,048	31,339	(1,283,608)	63,668
Total trading liabilities	71,263	1,329,342	31,536	(1,283,608)	148,533
Accounts payable and other liabilities	—	—	73	—	73
Beneficial interests issued by consolidated VIEs	—	481	430	—	911
Long-term debt	—	24,982	13,534	—	38,516
Total liabilities measured at fair value on a recurring basis	$71,263	$1,374,941	$48,514	$(1,283,608)	$211,110

	Fair value hierarchy
December 31, 2010 (in millions)	Level 1(h)	Level 2(h)	Level 3(h)	Netting adjustments	Total fair value
Federal funds sold and securities purchased under resale agreements	$—	$20,299	$—	$—	$20,299
Securities borrowed	—	13,961	—	—	13,961
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	36,813	10,738	174	—	47,725
Residential – nonagency	—	2,807	687	—	3,494
Commercial – nonagency	—	1,093	2,069	—	3,162
Total mortgage-backed securities	36,813	14,638	2,930	—	54,381
U.S. Treasury and government agencies(a)	12,863	9,026	—	—	21,889
Obligations of U.S. states and municipalities	—	11,715	2,257	—	13,972
Certificates of deposit, bankers’ acceptances and commercial paper	—	3,248	—	—	3,248
Non-U.S. government debt securities	31,127	38,482	202	—	69,811
Corporate debt securities	—	42,280	4,946	—	47,226
Loans(b)	—	21,736	13,144	—	34,880
Asset-backed securities	—	2,743	8,460	—	11,203
Total debt instruments	80,803	143,868	31,939	—	256,610
Equity securities	124,400	3,153	1,685	—	129,238
Physical commodities(c)	18,327	2,708	—	—	21,035
Other	—	1,598	930	—	2,528
Total debt and equity instruments(d)	223,530	151,327	34,554	—	409,411
Derivative receivables:
Interest rate	2,278	1,120,282	5,422	(1,095,427)	32,555
Credit	—	111,827	17,902	(122,004)	7,725
Foreign exchange	1,121	163,114	4,236	(142,613)	25,858
Equity	30	38,718	4,885	(39,429)	4,204
Commodity	1,324	56,076	2,197	(49,458)	10,139
Total derivative receivables(e)	4,753	1,490,017	34,642	(1,448,931)	80,481
Total trading assets	228,283	1,641,344	69,196	(1,448,931)	489,892
Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	104,736	15,490	—	—	120,226
Residential – nonagency	1	48,969	5	—	48,975
Commercial – nonagency	—	5,403	251	—	5,654
Total mortgage-backed securities	104,737	69,862	256	—	174,855
U.S. Treasury and government agencies(a)	522	10,826	—	—	11,348
Obligations of U.S. states and municipalities	31	11,272	256	—	11,559
Certificates of deposit	6	3,641	—	—	3,647
Non-U.S. government debt securities	13,107	7,670	—	—	20,777
Corporate debt securities	—	61,793	—	—	61,793
Asset-backed securities:
Credit card receivables	—	7,608	—	—	7,608
Collateralized loan obligations	—	128	13,470	—	13,598
Other	—	8,777	305	—	9,082
Equity securities	1,998	53	—	—	2,051
Total available-for-sale securities	120,401	181,630	14,287	—	316,318
Loans	—	510	1,466	—	1,976
Mortgage servicing rights	—	—	13,649	—	13,649
Other assets:
Private equity investments(f)	49	826	7,862	—	8,737
All other	5,093	192	4,179	—	9,464
Total other assets	5,142	1,018	12,041	—	18,201
Total assets measured at fair value on a recurring basis(g)	$353,826	$1,858,762	$110,639	$(1,448,931)	$874,296
Deposits	$—	$3,596	$773	$—	$4,369
Federal funds purchased and securities loaned or sold under repurchase agreements	—	4,060	—	—	4,060
Other borrowed funds	—	8,547	1,384	—	9,931
Trading liabilities:
Debt and equity instruments(d)	58,468	18,425	54	—	76,947
Derivative payables:
Interest rate	2,625	1,085,233	2,586	(1,070,057)	20,387
Credit	—	112,545	12,516	(119,923)	5,138
Foreign exchange	972	158,908	4,850	(139,715)	25,015
Equity	22	39,046	7,331	(35,949)	10,450
Commodity	862	54,611	3,002	(50,246)	8,229
Total derivative payables(e)	4,481	1,450,343	30,285	(1,415,890)	69,219
Total trading liabilities	62,949	1,468,768	30,339	(1,415,890)	146,166
Accounts payable and other liabilities	—	—	236	—	236
Beneficial interests issued by consolidated VIEs	—	622	873	—	1,495
Long-term debt	—	25,795	13,044	—	38,839
Total liabilities measured at fair value on a recurring basis	$62,949	$1,511,388	$46,649	$(1,415,890)	$205,096

(a)	At June 30, 2011, and December 31, 2010, included total U.S. government-sponsored enterprise obligations of $124.0 billion and $137.3 billion respectively, which were predominantly mortgage-related.

(b)
At June 30, 2011, and December 31, 2010, included within trading loans were $20.1 billion and $22.7 billion, respectively, of residential first-lien mortgages, and $2.4 billion and $2.6 billion, respectively, of commercial first-lien mortgages. Residential mortgage loans include conforming mortgage loans originated with the intent to sell to U.S. government agencies of $11.9 billion and $13.1 billion, respectively, and reverse mortgages of $3.9 billion and $4.0 billion, respectively.

(c)	Physical commodities inventories are generally accounted for at the lower of cost or fair value.

(d)
Balances reflect the reduction of securities owned (long positions) by the amount of securities sold but not yet purchased (short positions) when the long and short positions have identical Committee on Uniform Security Identification Procedures numbers (“CUSIPs”).

(e)
As permitted under U.S. GAAP, the Firm has elected to net derivative receivables and derivative payables and the related cash collateral received and paid when a legally enforceable master netting agreement exists. For purposes of the tables above, the Firm does not reduce derivative receivables and derivative payables balances for this netting adjustment, either within or across the levels of the fair value hierarchy, as such netting is not relevant to a presentation based on the transparency of inputs to the valuation of an asset or liability. Therefore, the balances reported in the fair value hierarchy table are gross of any counterparty netting adjustments. However, if the Firm were to net such balances within level 3, the reduction in the level 3 derivative receivable and payable balances would be $13.5 billion and $12.7 billion at June 30, 2011, and December 31, 2010, respectively; this is exclusive of the netting benefit associated with cash collateral, which would further reduce the level 3 balances.

(f)
Private equity instruments represent investments within the Corporate/Private Equity line of business. The cost basis of the private equity investment portfolio totaled $9.6 billion and $10.0 billion at June 30, 2011, and December 31, 2010, respectively.

(g)
At June 30, 2011, and December 31, 2010, balances included investments valued at net asset values of $12.2 billion and $12.1 billion, respectively, of which $6.0 billion and $5.9 billion, respectively, were classified in level 1, $1.7 billion and $2.0 billion, respectively, in level 2, and $4.5 billion and $4.2 billion, respectively, in level 3.

(h)	For the six months ended June 30, 2011 and 2010, the transfers between levels 1, 2 and 3, were not significant.

Changes in level 3 recurring fair value measurements

	Fair value measurements using significant unobservable inputs
Three months ended June 30, 2011	Fair value at April 1, 2011	Total realized/unrealized gains/(losses)						Transfers into and/or out of level 3(g)	Fair value at June 30, 2011	Change in unrealized gains/(losses) related to financial instruments held at June 30, 2011
(in millions)				Purchases(f)	Sales	Issuances	Settlements
Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$191	$12		$7	$(18)	$—	$(27)	$—	$165	$(11)
Residential – nonagency	782	56		246	(103)	—	(57)	(61)	863	10
Commercial – nonagency	1,885	31		219	(262)	—	(30)	—	1,843	21
Total mortgage-backed securities	2,858	99		472	(383)	—	(114)	(61)	2,871	20
Obligations of U.S. states and municipalities	1,971	14		272	(414)	—	—	12	1,855	18
Non-U.S. government debt securities	113	1		113	(111)	—	(34)	—	82	1
Corporate debt securities	5,623	23		1,800	(1,820)	—	(111)	91	5,606	39
Loans	12,490	190		1,726	(1,753)	—	(424)	(487)	11,742	145
Asset-backed securities	8,883	228		855	(1,404)	—	(243)	—	8,319	67
Total debt instruments	31,938	555		5,238	(5,885)	—	(926)	(445)	30,475	290
Equity securities	1,367	170		61	(125)	—	(46)	(19)	1,408	158
Other	943	(4)		14	(11)	—	(34)	—	908	(5)
Total debt and equity instruments	34,248	721	(b)	5,313	(6,021)	—	(1,006)	(464)	32,791	443	(b)
Net derivative receivables:
Interest rate	2,470	1,407		217	(36)	—	(988)	47	3,117	720
Credit	4,373	301		1	(3)	—	65	(4)	4,733	622
Foreign exchange	2	(543)		91	(3)	—	(20)	(63)	(536)	(563)
Equity	(2,843)	(157)		140	(242)	—	(110)	9	(3,203)	(13)
Commodity	(865)	(306)		49	(30)	—	(117)	(5)	(1,274)	(353)
Total net derivative receivables	3,137	702	(b)	498	(314)	—	(1,170)	(16)	2,837	413	(b)
Available-for-sale securities:
Asset-backed securities	15,016	103		851	(22)	—	(546)	—	15,402	103
Other	509	(8)		—	—	—	—	—	501	2
Total available-for-sale securities	15,525	95	(c)	851	(22)	—	(546)	—	15,903	105	(c)
Loans	1,371	140	(b)	41	—	—	(80)	—	1,472	126	(b)
Mortgage servicing rights	13,093	(960)	(d)	591	—	—	(481)	—	12,243	(960)	(d)
Other assets:
Private equity investments	8,853	777	(b)	469	(1,906)	—	(171)	—	8,022	380	(b)
All other	4,560	(29)	(e)	300	—	—	(352)	(30)	4,449	(29)	(e)

	Fair value measurements using significant unobservable inputs
Three months ended June 30, 2011	Fair value at April 1, 2011	Total realized/unrealized (gains)/losses						Transfers into and/or out of level 3(g)	Fair value at June 30, 2011	Change in unrealized (gains)/losses related to financial instruments held at June 30, 2011
(in millions)				Purchases(f)	Sales	Issuances	Settlements
Liabilities(a):
Deposits	$754	$3	(b)	$—	$—	$157	$(51)	$—	$863	$4	(b)
Other borrowed funds	1,844	5	(b)	—	—	326	(97)	—	2,078	5	(b)
Trading liabilities – Debt and equity instruments	173	(5)	(b)	(133)	158	—	—	4	197	(1)	(b)
Accounts payable and other liabilities	146	(26)	(e)	—	—	—	(47)	—	73	1	(e)
Beneficial interests issued by consolidated VIEs	588	31	(b)	—	—	103	(292)	—	430	6	(b)
Long-term debt	13,027	395	(b)	—	—	603	(491)	—	13,534	332	(b)

	Fair value measurements using significant unobservable inputs
Three months ended June 30, 2010	Fair value at April 1, 2010	Total realized/ unrealized gains/(losses)		Purchases, issuances, settlements, net	Transfers into and/or out of level 3(g)	Fair value at June 30, 2010	Change in unrealized gains/(losses) related to financial instruments held June 30, 2010
(in millions)
Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$215	$19		$(55)	$(3)	$176	$—
Residential – nonagency	841	61		(36)	(62)	804	56
Commercial – nonagency	1,673	80		(11)	(3)	1,739	66
Total mortgage-backed securities	2,729	160		(102)	(68)	2,719	122
Obligations of U.S. states and municipalities	1,975	15		18	—	2,008	1
Non-U.S. government debt securities	118	(18)		14	—	114	(18)
Corporate debt securities	4,947	(53)		(177)	(166)	4,551	(34)
Loans	15,776	41		(943)	15	14,889	49
Asset-backed securities	8,673	(210)		234	(60)	8,637	(202)
Total debt instruments	34,218	(65)		(956)	(279)	32,918	(82)
Equity securities	1,716	101		1	4	1,822	154
Other	1,001	(30)		(51)	—	920	(20)
Total debt and equity instruments	36,935	6	(b)	(1,006)	(275)	35,660	52	(b)
Net of derivative receivables:
Interest rate	2,464	1,021		(534)	96	3,047	911
Credit	9,186	2,003		(1,410)	7	9,786	2,349
Foreign exchange	329	(513)		236	(1)	51	(452)
Equity	(1,867)	(284)		64	(72)	(2,159)	(123)
Commodity	(281)	(241)		70	35	(417)	(288)
Total net derivative receivables	9,831	1,986	(b)	(1,574)	65	10,308	2,397	(b)
Available-for-sale securities:
Asset-backed securities	12,571	(39)		(198)	—	12,334	(51)
Other	363	10		(67)	104	410	(2)
Total available-for-sale securities	12,934	(29)	(c)	(265)	104	12,744	(53)	(c)
Loans	1,140	(12)	(b)	(79)	16	1,065	(32)	(b)
Mortgage servicing rights	15,531	(3,584)	(d)	(94)	—	11,853	(3,584)	(d)
Other assets:
Private equity investments	6,385	(12)	(b)	992	(119)	7,246	(19)	(b)
All other	4,352	(40)	(e)	80	(84)	4,308	(20)	(e)

	Fair value measurements using significant unobservable inputs
Three months ended June 30, 2010	Fair value at April 1, 2010	Total realized/ unrealized (gains)/losses		Purchases, issuances, settlements, net	Transfers into and/or out of level 3(g)	Fair value at June 30, 2010	Change in unrealized (gains)/losses related to financial instruments held June 30, 2010
(in millions)
Liabilities(a):
Deposits	$440	$15	(b)	$95	$334	$884	$10	(b)
Other borrowed funds	452	(48)	(b)	(103)	(10)	291	(37)	(b)
Trading liabilities – Debt and equity instruments	32	2	(b)	(30)	—	4	—	(b)
Accounts payable and other liabilities	328	(17)	(b)	138	—	449	(5)	(b)
Beneficial interests issued by consolidated VIEs	1,817	(26)	(b)	(399)	—	1,392	(68)	(b)
Long-term debt	17,518	(632)	(b)	(1,219)	95	15,762	(365)	(b)

	Fair value measurements using significant unobservable inputs
Six months ended June 30, 2011	Fair value at January 1, 2011	Total realized/unrealized gains/(losses)						Transfers into and/or out of level 3(g)	Fair value at June 30, 2011	Change in unrealized gains/(losses) related to financial instruments held at June 30, 2011
(in millions)				Purchases(f)	Sales	Issuances	Settlements
Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$174	$29		$28	$(39)	$—	$(27)	$—	$165	$(12)
Residential – nonagency	687	127		505	(271)	—	(124)	(61)	863	39
Commercial – nonagency	2,069	47		565	(744)	—	(94)	—	1,843	6
Total mortgage-backed securities	2,930	203		1,098	(1,054)	—	(245)	(61)	2,871	33
Obligations of U.S. states and municipalities	2,257	—		556	(969)	—	(1)	12	1,855	(8)
Non-U.S. government debt securities	202	4		243	(254)	—	(39)	(74)	82	6
Corporate debt securities	4,946	55		3,429	(2,895)	—	(117)	188	5,606	58
Loans	13,144	321		2,614	(2,777)	—	(1,153)	(407)	11,742	79
Asset-backed securities	8,460	628		1,973	(2,461)	—	(300)	19	8,319	347
Total debt instruments	31,939	1,211		9,913	(10,410)	—	(1,855)	(323)	30,475	515
Equity securities	1,685	240		98	(199)	—	(376)	(40)	1,408	380
Other	930	31		19	(12)	—	(60)	—	908	36
Total debt and equity instruments	34,554	1,482	(b)	10,030	(10,621)	—	(2,291)	(363)	32,791	931	(b)
Net derivative receivables:
Interest rate	2,836	1,926		345	(119)	—	(1,903)	32	3,117	729
Credit	5,386	(552)		2	(3)	—	(81)	(19)	4,733	(367)
Foreign exchange	(614)	(482)		116	(3)	—	462	(15)	(536)	(530)
Equity	(2,446)	22		235	(572)	—	(539)	97	(3,203)	49
Commodity	(805)	289		135	(97)	—	(541)	(255)	(1,274)	(80)
Total net derivative receivables	4,357	1,203	(b)	833	(794)	—	(2,602)	(160)	2,837	(199)	(b)
Available-for-sale securities:
Asset-backed securities	13,775	581		1,960	(26)	—	(888)	—	15,402	579
Other	512	1		—	(3)	—	(9)	—	501	9
Total available-for-sale securities	14,287	582	(c)	1,960	(29)	—	(897)	—	15,903	588	(c)
Loans	1,466	260	(b)	125	—	—	(363)	(16)	1,472	234	(b)
Mortgage servicing rights	13,649	(1,711)	(d)	1,349	—	—	(1,044)	—	12,243	(1,711)	(d)
Other assets:
Private equity investments	7,862	1,682	(b)	797	(2,045)	—	(274)	—	8,022	722	(b)
All other	4,179	31	(e)	709	(3)	—	(438)	(29)	4,449	31	(e)

	Fair value measurements using significant unobservable inputs
Six months ended June 30, 2011	Fair value at January 1, 2011	Total realized/unrealized (gains)/losses						Transfers into and/or out of level 3(g)	Fair value at June 30, 2011	Change in unrealized (gains)/losses related to financial instruments held at June 30, 2011
(in millions)				Purchases(f)	Sales	Issuances	Settlements
Liabilities(a):
Deposits	$773	$(8)	(b)	$—	$—	$216	$(117)	$(1)	$863	$—	(b)
Other borrowed funds	1,384	(26)	(b)	—	—	903	(185)	2	2,078	(4)	(b)
Trading liabilities – Debt and equity instruments	54	(5)	(b)	(133)	277	—	—	4	197	1	(b)
Accounts payable and other liabilities	236	(63)	(e)	—	—	—	(100)	—	73	3	(e)
Beneficial interests issued by consolidated VIEs	873	25	(b)	—	—	114	(582)	—	430	(34)	(b)
Long-term debt	13,044	457	(b)	—	—	1,256	(1,462)	239	13,534	238	(b)

	Fair value measurements using significant unobservable inputs
Six months ended June 30, 2010	Fair value at January 1, 2010	Total realized/ unrealized gains/(losses)		Purchases, issuances, settlements, net	Transfers into and/or out of level 3(g)	Fair value at June 30, 2010	Change in unrealized gains/(losses) related to financial instruments held at June 30, 2010
(in millions)
Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$260	$24		$(105)	$(3)	$176	$(10)
Residential – nonagency	1,115	77		(340)	(48)	804	44
Commercial – nonagency	1,770	116		(144)	(3)	1,739	30
Total mortgage-backed securities	3,145	217		(589)	(54)	2,719	64
Obligations of U.S. states and municipalities	1,971	(27)		(78)	142	2,008	(42)
Non-U.S. government debt securities	89	(22)		47	—	114	51
Corporate debt securities	5,241	(331)		(467)	108	4,551	(5)
Loans	13,218	(290)		2,043	(82)	14,889	(358)
Asset-backed securities	8,620	(157)		158	16	8,637	(302)
Total debt instruments	32,284	(610)		1,114	130	32,918	(592)
Equity securities	1,956	81		(231)	16	1,822	213
Other	1,441	56		(655)	78	920	51
Total debt and equity instruments	35,681	(473)	(b)	228	224	35,660	(328)	(b)
Net of derivative receivables:
Interest rate	2,040	1,441		(575)	141	3,047	671
Credit	10,350	1,399		(1,961)	(2)	9,786	1,669
Foreign exchange	1,082	(893)		156	(294)	51	(861)
Equity	(2,306)	(86)		4	229	(2,159)	60
Commodity	(329)	(652)		472	92	(417)	(267)
Total net derivative receivables	10,837	1,209	(b)	(1,904)	166	10,308	1,272	(b)
Available-for-sale securities:
Asset-backed securities	12,732	(105)		(293)	—	12,334	(96)
Other	461	(67)		(89)	105	410	(95)
Total available-for-sale securities	13,193	(172)	(c)	(382)	105	12,744	(191)	(c)
Loans	990	(11)	(b)	78	8	1,065	(48)	(b)
Mortgage servicing rights	15,531	(3,680)	(d)	2	—	11,853	(3,680)	(d)
Other assets:
Private equity investments	6,563	136	(b)	931	(384)	7,246	11	(b)
All other	9,521	(58)	(e)	(5,060)	(95)	4,308	(111)	(e)

	Fair value measurements using significant unobservable inputs
Six months ended June 30, 2010	Fair value at January 1, 2010	Total realized/ unrealized (gains)/losses		Purchases, issuances, settlements, net	Transfers into and/or out of level 3(g)	Fair value at June 30, 2010	Change in unrealized (gains)/losses related to financial instruments held at June 30, 2010
(in millions)
Liabilities(a):
Deposits	$476	$5	(b)	$94	$309	$884	$(32)	(b)
Other borrowed funds	542	(100)	(b)	92	(243)	291	(110)	(b)
Trading liabilities – Debt and equity instruments	10	4	(b)	(33)	23	4	1	(b)
Accounts payable and other liabilities	355	(40)	(b)	134	—	449	(13)	(b)
Beneficial interests issued by consolidated VIEs	625	(33)	(b)	800	—	1,392	(105)	(b)
Long-term debt	18,287	(1,035)	(b)	(1,887)	397	15,762	(513)	(b)

(a)
Level 3 liabilities as a percentage of total Firm liabilities accounted for at fair value (including liabilities measured at fair value on a nonrecurring basis) were 23% and 23% at June 30, 2011, and December 31, 2010, respectively.

(b)
Predominantly reported in principal transactions revenue, except for changes in fair value for Retail Financial Services ("RFS") mortgage loans originated with the intent to sell, which are reported in mortgage fees and related income.

(c)
Realized gains/(losses) on available-for-sale (“AFS”) securities, as well as other-than-temporary impairment losses that are recorded in earnings, are reported in securities gains. Unrealized gains / (losses) are reported in other comprehensive income (“OCI”). Realized gains / (losses) and foreign exchange remeasurement adjustments recorded in income on AFS securities were $103 million and $13 million for the three months ended June 30, 2011 and 2010, and were $434 million and $(65) million for the six months ended June 30, 2011 and 2010, respectively. Unrealized gains / (losses) reported on AFS securities in OCI were $(8) million and $(42) million for the three months ended June 30, 2011 and 2010, and were $148 million and $(107) million for the six months ended June 30, 2011 and 2010, respectively.

(d)	Changes in fair value for RFS mortgage servicing rights are reported in mortgage fees and related income.

(e)	Largely reported in other income.

(f)	Loan originations are included in purchases.

(g)	All transfers into and/or out of level 3 are assumed to occur at the beginning of the reporting period.

Assets and liabilities measured at fair value on a nonrecurring basis
Assets and liabilities measured at fair value on a nonrecurring basis
Certain assets, liabilities and unfunded lending-related commitments are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The following tables present the assets and liabilities carried on the Consolidated Balance Sheets by caption and level within the valuation hierarchy as of June 30, 2011, and December 31, 2010, for which a nonrecurring change in fair value has been recorded during the reporting period.

	Fair value hierarchy
June 30, 2011 (in millions)	Level 1(d)	Level 2(d)	Level 3(d)		Total fair value
Loans retained(a)	$—	$2,634	$231		$2,865
Loans held-for-sale	—	480	203		683
Total loans	—	3,114	434		3,548
Other real estate owned	—	61	281		342
Other assets	—	—	7		7
Total other assets	—	61	288		349
Total assets at fair value on a nonrecurring basis	$—	$3,175	$722		$3,897
Accounts payable and other liabilities(b)	$—	$11	$14		$25
Total liabilities at fair value on a nonrecurring basis	$—	$11	$14		$25

	Fair value hierarchy
December 31, 2010 (in millions)	Level 1(d)	Level 2(d)	Level 3(d)		Total fair value
Loans retained(a)	$—	$5,484	$513	(e)	$5,997
Loans held-for-sale(c)	—	312	3,200		3,512
Total loans	—	5,796	3,713		9,509
Other real estate owned	—	78	311		389
Other assets	—	—	2		2
Total other assets	—	78	313		391
Total assets at fair value on a nonrecurring basis	$—	$5,874	$4,026		$9,900
Accounts payable and other liabilities(b)	$—	$53	$18		$71
Total liabilities at fair value on a nonrecurring basis	$—	$53	$18		$71

(a)	Reflects mortgage, home equity and other loans where the carrying value is based on the fair value of the underlying collateral.

(b)
Represents, at June 30, 2011, and December 31, 2010, fair value adjustments associated with $529 million and $517 million, respectively, of unfunded held-for-sale lending-related commitments within the leveraged lending portfolio.

(c)	Predominantly includes credit card loans at December 31, 2010. Loans held-for-sale are carried on the Consolidated Balance Sheets at the lower of cost or fair value.

(d)	For the six months ended June 30, 2011 and 2010, the transfers between levels 1, 2 and 3 were not significant.

(e)	The prior period has been revised to conform with the current presentation.
The method used to estimate the fair value of impaired collateral-dependent loans, and other loans where the carrying value is based on the fair value of the underlying collateral (e.g., residential mortgage loans charged off in accordance with regulatory guidance), depends on the type of collateral (e.g., securities, real estate, nonfinancial assets) underlying the loan. Fair value of the collateral is typically estimated based on quoted market prices, broker quotes or independent appraisals. For further information, see Note 14 on pages 149–150 of this Form 10-Q.

Nonrecurring fair value changes

	Three months ended June 30,			Six months ended June 30,
(in millions)	2011	2010		2011	2010
Loans retained	$(709)	$(1,109)	(a)	$(1,272)	$(2,142)	(a)
Loans held-for-sale	13	(3)		38	65
Total loans	(696)	(1,112)		(1,234)	(2,077)
Other assets	(48)	11		(47)	29
Accounts payable and other liabilities	(4)	—		1	5
Total nonrecurring fair value gains/(losses)	$(748)	$(1,101)		$(1,280)	$(2,043)

(a) Prior periods have been revised to conform with the current presentation.

Credit adjustments

(in millions)	June 30, 2011	December 31, 2010
Derivative receivables balance (net of derivatives CVA)	$77,383	$80,481
Derivatives CVA(a)	(4,075)	(4,362)
Derivative payables balance (net of derivatives DVA)	63,668	69,219
Derivatives DVA	(836)	(882)
Structured notes balance (net of structured notes DVA)(b)(c)	55,005	53,139
Structured notes DVA	(1,318)	(1,153)

(a)	Derivatives credit valuation adjustments (“CVA”), gross of hedges, includes results managed by the Credit Portfolio and other lines of business within the Investment Bank (“IB”).

(b)	Structured notes are recorded within long-term debt, other borrowed funds or deposits on the Consolidated Balance Sheets, based on the tenor and legal form of the note.

(c)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 114–116 of this Form 10-Q.

Impact of credit adjustments on earnings

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Credit adjustments:
Derivative CVA(a)	$(248)	$(1,070)	$287	$(914)
Derivative DVA	23	397	(46)	291
Structured note DVA(b)	142	588	165	696

(a)	Derivatives CVA, gross of hedges, includes results managed by the Credit Portfolio and other lines of business within IB.

(b)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 114–116 of this Form 10-Q.

Carrying value and estimated fair value of financial assets and liabilities

	June 30, 2011			December 31, 2010
(in billions)	Carrying value	Estimated fair value	Appreciation/ (depreciation)	Carrying value	Estimated fair value	Appreciation/ (depreciation)
Financial assets
Assets for which fair value approximates carrying value	$200.3	$200.3	$—	$49.2	$49.2	$—
Accrued interest and accounts receivable	80.3	80.3	—	70.1	70.1	—
Federal funds sold and securities purchased under resale agreements (included $21.3 and $20.3 at fair value)	213.4	213.4	—	222.6	222.6	—
Securities borrowed (included $14.8 and $14.0 at fair value)	121.5	121.5	—	123.6	123.6	—
Trading assets	458.7	458.7	—	489.9	489.9	—
Securities (included $324.7 and $316.3 at fair value)	324.7	324.7	—	316.3	316.3	—
Loans (included $2.0 and $2.0 at fair value)(a)	661.2	661.3	0.1	660.7	663.5	2.8
Mortgage servicing rights at fair value	12.2	12.2	—	13.6	13.6	—
Other (included $18.4 and $18.2 at fair value)	69.1	69.4	0.3	64.9	65.0	0.1
Total financial assets	$2,141.4	$2,141.8	$0.4	$2,010.9	$2,013.8	$2.9
Financial liabilities
Deposits (included $4.8 and $4.4 at fair value)	$1,048.7	$1,049.5	$(0.8)	$930.4	$931.5	$(1.1)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.6 and $4.1 at fair value)	254.1	254.1	—	276.6	276.6	—
Commercial paper	51.2	51.2	—	35.4	35.4	—
Other borrowed funds (included $11.7 and $9.9 at fair value)(b)	30.2	30.2	—	34.3	34.3	—
Trading liabilities	148.5	148.5	—	146.2	146.2	—
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	151.6	151.5	0.1	138.2	138.2	—
Beneficial interests issued by consolidated VIEs (included $0.9 and $1.5 at fair value)	67.5	67.9	(0.4)	77.6	77.9	(0.3)
Long-term debt and junior subordinated deferrable interest debentures (included $38.5 and $38.8 at fair value)(b)	279.2	280.7	(1.5)	270.7	271.9	(1.2)
Total financial liabilities	$2,031.0	$2,033.6	$(2.6)	$1,909.4	$1,912.0	$(2.6)
Net (depreciation)/appreciation			$(2.2)			$0.3

(a)
Fair value is typically estimated using a discounted cash flow model that incorporates the characteristics of the underlying loans (including principal, contractual interest rate and contractual fees) and other key inputs, including expected lifetime credit losses, interest rates, prepayment rates, and primary origination or secondary market spreads. For certain loans, the fair value is measured based upon the value of the underlying collateral. The difference between the estimated fair value and carrying value of a financial asset or liability is the result of the different methodologies used to determine fair value as compared with carrying value. For example, credit losses are estimated for a financial asset’s remaining life in a fair value calculation but are estimated for a loss emergence period in a loan loss reserve calculation; future loan income (interest and fees) is incorporated in a fair value calculation but is generally not considered in a loan loss reserve calculation. For a further discussion of the Firm’s methodologies for estimating the fair value of loans and lending-related commitments, see Note 3 pages 171–173 of JPMorgan Chase’s 2010 Annual Report.

(b)
Effective January 1, 2011, $23.0 billion of long-term advances from Federal Home Loan Banks (“FHLBs”) were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.

The Carrying value and estimated fair value of wholesale lending- related commitments

	June 30, 2011		December 31, 2010
(in billions)	Carrying value(a)	Estimated fair value	Carrying value(a)	Estimated fair value
Wholesale lending-related commitments	$0.6	$1.5	$0.7	$0.9

(a)
Represents the allowance for wholesale lending-related commitments. Excludes the current carrying values of the guarantee liability and the offsetting asset, each of which are recognized at fair value at the inception of guarantees.

Trading assets and liabilities average balances

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Trading assets – debt and equity instruments(a)	$422,715	$340,612	$420,103	$336,212
Trading assets – derivative receivables	82,860	79,409	84,141	79,048
Trading liabilities – debt and equity instruments(a)(b)	84,250	77,492	83,588	74,205
Trading liabilities – derivative payables	66,009	62,547	68,634	60,809

(a)
Balances reflect the reduction of securities owned (long positions) by the amount of securities sold, but not yet purchased (short positions) when the long and short positions have identical CUSIP numbers.

(b)	Primarily represent securities sold, not yet purchased.